Related Party Transactions	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions

8.	RELATED PARTY TRANSACTIONS

Under an agreement between Sohu and Fox Financial Technology Group Limited (“Fox Financial,” formerly known as “SoEasy Internet Finance Group Limited”) entered into in August 2014, Sohu invested $4.8 million and $16.1 million, respectively, in Fox Financial in August 2014 and April 2015. In February 2016, Sohu invested an additional $10.5 million in Fox Financial, see Note 10 - Fair Value Measurements - Financial Instruments Measured at Fair Value - Equity Investments.

Changyou’s Loan Arrangements with Fox Financial

Commencing in April 2015, certain subsidiaries of Changyou and certain subsidiaries of Fox Financial entered into a series of loan agreements pursuant to which the subsidiaries of Changyou are entitled to draw down HK dollar-denominated or U.S. dollar-denominated loans from the Fox Financial subsidiaries and the Fox Financial subsidiaries are entitled to draw down equivalent RMB-denominated loans from the subsidiaries of Changyou, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest which approximates the current market interest rate.

As of December 31, 2017, Changyou had U.S. dollar-denominated loans payable to Fox Financial in a total amount of approximately $29.8 million, and RMB-denominated loans receivable from Fox Financial in a total amount of approximately $29.8 million. For the year of 2017, Changyou incurred interest expense of $0.7 million and earned interest income of $1.2 million. As of December 31, 2017, total interest expense payable to Fox Financial amounted to $1.4 million, which was recorded in other short-term liabilities; and total interest income receivable from Fox Financial was $2.2 million, which was recorded in prepaid and other current assets.

In December 2018, Changyou entered into a supplemental agreement with Fox Financial pursuant to which all accrued and unpaid interest on the loans as of December 31, 2018 was added to the principal of the corresponding loans. As of December 31, 2018, Changyou had U.S. dollar-denominated loans payable to Fox Financial in a total amount of approximately $32.7 million, and RMB-denominated loans receivable from Fox Financial in a total amount of approximately $31.6 million. For the year ended December 31, 2018, Changyou incurred interest expense of $0.5 million in connection with the loans payable and earned interest income of $1.1 million in connection with the loans receivable.